LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease, expense	$ 0.5	$ 0.6
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, average remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, average remaining lease term	5 years